Fair Value Measurements and Financial Instruments - Summary of Change in Carrying Value of Level 3 Financial Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A Biohaven Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	$ 214,400	$ 131,280	$ 131,280
Unrealized gains included in earnings	5,125	52,725
Transfer to Level 2	0	(184,005)
Redemption	(15,625)	0
Balance at the end of the period	203,900	0	214,400	$ 131,280
Available for sale debt securities
Balance at the beginning of the period	214,400	131,280	131,280
Unrealized gains on available for sale debt securities	(5,125)	(52,725)
Transfer to Level 2	0	184,005
Balance at the end of the period	203,900	0	214,400	131,280
Forwards
Balance at the beginning of the period	214,400	131,280	131,280
Balance at the end of the period	203,900	0	214,400	131,280
Series B Biohaven Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	0	0	0
Balance at the end of the period	22,900	0	0	0
Purchases	17,585	0
Settlement of forwards	5,315	0
Available for sale debt securities
Balance at the beginning of the period	0	0	0
Purchases	17,585	0
Balance at the end of the period	22,900	0	0	0
Forwards
Balance at the beginning of the period	0	0	0
Balance at the end of the period	22,900	0	0	0
Forwards
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	18,600	0	0
Unrealized gains included in earnings	9,115	0
Balance at the end of the period	22,400	0	18,600	0
Settlement of forwards	(5,315)	0
Available for sale debt securities
Balance at the beginning of the period	18,600	0	0
Unrealized gains on available for sale debt securities	(9,115)	0
Unrealized gains on available for sale debt securities			(18,600)
Balance at the end of the period	22,400	0	18,600	0
Forwards
Balance at the beginning of the period	18,600	0	0
Unrealized gains included in earnings			18,600
Balance at the end of the period	22,400	0	18,600	0
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	214,400	131,280	131,280	0
Unrealized gains included in earnings			(52,725)	0
Transfer to Level 2			184,005	0
Balance at the end of the period			214,400	131,280
Purchases			0	125,121
Available for sale debt securities
Balance at the beginning of the period	214,400	131,280	131,280	0
Purchases			0	125,121
Unrealized gains on available for sale debt securities			52,725	0
Transfer to Level 2			(184,005)	0
Transfer from Level 2			198,526	0
Unrealized gains on available for sale debt securities			15,874	6,159
Balance at the end of the period			214,400	131,280
Unrealized gains on available for sale debt securities			14,500
Forwards
Balance at the beginning of the period	$ 214,400	$ 131,280	131,280	0
Unrealized gains included in earnings			(15,874)	(6,159)
Balance at the end of the period			$ 214,400	$ 131,280